Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 25,955	¥ 25,955
Intangible assets, net	17,711	21,821
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	3,300	3,300
Accumulated amortization	¥ (8,244)	(4,134)
Useful life of intangible assets	3 years
Trade names
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 4,822	4,822
Useful life of intangible assets	10 years
Developed technology
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 17,833	¥ 17,833
Useful life of intangible assets	7 years
Minimum | Longye
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	3 years
Maximum | Longye
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	10 years